Note 23 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended
	Jan. 11, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 04, 2023 USD ($)	Jan. 02, 2023 $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Number of Container Vessels						69	72
Number of Dry-bulk Vessels						45	43
Subsequent Event [Member] | Neptune [Member]
Investments, Ownership Percentage					75.00%
Investment, Agreed Amount | $					$ 200,000
Number of Container Vessels					1
Number of Dry-bulk Vessels					3
Subsequent Event [Member] | Loans Payable [Member] | Bastian Shipping Co., Cadence Shipping Co., Evantone Shipping Co. And Fortrose Shipping Co. [Member]
Proceeds from Issuance of Long-term Debt, Total | $			$ 130,180
Subsequent Event [Member] | Loans Payable [Member] | Adele Shipping Co., Tatum Shipping Co. And Singleton Shipping Co. [Member]
Proceeds from Issuance of Long-term Debt, Total | $		$ 82,700
Subsequent Event [Member] | Loans Payable [Member] | Raymond Shipping Co., Terance Shipping Co. and Undine Shipping Co. Term Loans [Member]
Proceeds from Issuance of Long-term Debt, Total | $	$ 109,950
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)				$ 0.476563
Dividends Payable, Date Declared				Jan. 02, 2023
Dividends Payable, Date to be Paid				Jan. 17, 2023
Dividends Payable, Date of Record				Jan. 13, 2023
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)				$ 0.531250
Dividends Payable, Date Declared				Jan. 02, 2023
Dividends Payable, Date to be Paid				Jan. 17, 2023
Dividends Payable, Date of Record				Jan. 13, 2023
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)				$ 0.546875
Dividends Payable, Date Declared				Jan. 02, 2023
Dividends Payable, Date to be Paid				Jan. 17, 2023
Dividends Payable, Date of Record				Jan. 13, 2023
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)				$ 0.554688
Dividends Payable, Date Declared				Jan. 02, 2023
Dividends Payable, Date to be Paid				Jan. 17, 2023
Dividends Payable, Date of Record				Jan. 13, 2023
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)				$ 0.115
Dividends Payable, Date Declared				Jan. 02, 2023
Dividends Payable, Date to be Paid				Feb. 07, 2023
Dividends Payable, Date of Record				Jan. 20, 2023